GOODWILL AND OTHER INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Decrease in intangible assets	$ 52		$ 132
Amortization of intangible assets	$ 63	$ 55	240	$ 1,018	$ 409
Finite-lived intangible assets acquired			$ 138
Remaining amortization period			11 years 4 months 24 days
Impairment charge			$ 59
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Impairment charge			765
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired			$ 66
Remaining amortization period			17 years 10 months 24 days